Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Accrued research and development expense	$ 720	$ 491
Accrued professional expenses	701	232
Accrued compensation and benefit costs	1,687	682
Payroll tax payable	384	0
Income taxes payable	243	15
Other liabilities	413	37
Total accrued expenses and other liabilities	$ 4,148	$ 1,457